Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Lease
Schedule of Lease Cost
	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Lease cost	$50,012	$56,529	$162,415	$180,720

	Year Ended
	December 31
	2025	2024
Operating lease cost	$232,773	$258,477

Schedule of Right of Use Assets

The following represents the activity for the right of use asset:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Beginning balance,	$547,186	$703,524
Amortization	(117,254)	(156,338)
Ending balance	$429,932	$547,186
Weighted average remaining lease term in years	2.8	3.5
Weighted average discount rate	6.9%	6.9%

The following represents the activity for the right of use assets:

	December 31, 2025	December 31, 2024
Beginning balance	$703,524	$859,861
Amortization charge for the period	(156,338)	(156,337)
Ending balance	$547,186	$703,524

Other information relating to the operating lease is as follows:

Weighted average remaining lease term in years	3.5	2.4
Weighted average discount rate	6.9%	6.9%

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of September 30, 2026 are as follows:

Year	Amount
2026 (remainder of the year)	$55,845
2027	226,705
2028	231,218
2029	117,709
Total future minimum lease payments	631,477
Less: imputed interest	(54,772)
Operating lease liabilities	576,705
Less: current portion	(193,976)
Non-current portion of lease liabilities	$382,729

Future minimum lease payments as of December 31, 2025 are as follows:

Year	Amount
2026	$222,275
2027	226,705
2028	231,216
Thereafter	117,709
Total future minimum lease payments	797,905
Less: imputed interest	87,390
Operating lease liabilities	710,515
Less: current portion	181,963
Non-current portion of lease liabilities	$528,552